Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2023
Land [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Not depreciated
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Machinery [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment and furniture [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer software [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years